Annual Total Returns[BarChart] - Growth Portfolio - Growth Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.84%)	18.43%	35.28%	13.79%	7.98%	(1.08%)	30.92%	0.20%	33.82%	43.09%